Segment Information	12 Months Ended
May 31, 2016
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. During the years ended May 31, 2014 and 2015, the Group identified six operating segments, including language training and test preparation, primary and secondary school education, online education, content development and distribution, pre-school education and overseas study consulting services. During the year end ended May 31, 2016, the Group further separated study tour previously included in overseas study consulting services as a separate operating segment. The seven operating segments for the year ended May 31, 2016 are identified as language training and test preparation, primary and secondary school education, online education, content development and distribution, overseas study consulting services, pre-school education and study tour. Language training and test preparation and primary and secondary school education have been identified as reportable segments. Online education, content development and distribution, overseas study consulting services, pre-school education and study tour operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2014

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	969,947	24,063	144,877	1,138,887

Operating costs and expenses:
Cost of revenues	(388,998)	(8,488)	(54,183)	(451,669)
Selling and marketing	(112,092)	(956)	(34,009)	(147,057)
General and administrative	(204,679)	(8,748)	(36,745)	(250,172)
Unallocated corporate expenses	—	—	—	(96,043)

Total operating costs and expenses	(705,769)	(18,192)	(124,937)	(944,941)
Gain on disposal of subsidiaries	—	—	3,621	3,621

Operating income	264,178	5,871	23,561	197,567

Segment assets	709,979	65,357	245,505	1,020,841
Unallocated corporate assets	—	—	—	582,704

Total assets	709,979	65,357	245,505	1,603,545

For the year ended May 31, 2015

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,040,380	26,735	179,651	1,246,766

Operating costs and expenses:
Cost of revenues	(442,994)	(9,083)	(74,243)	(526,320)
Selling and marketing	(122,697)	(1,039)	(42,540)	(166,276)
General and administrative	(245,315)	(10,068)	(49,387)	(304,770)
Unallocated corporate expenses	—	—	—	(95,871)

Total operating costs and expenses	(811,006)	(20,190)	(166,170)	(1,093,237)

Operating income	229,374	6,545	13,481	153,529

Segment assets	937,020	75,046	299,442	1,311,508
Unallocated corporate assets	—	—	—	640,029

Total assets	937,020	75,046	299,442	1,951,537

For the year ended May 31, 2016

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,238,572	30,011	209,765	1,478,348

Operating costs and expenses:
Cost of revenues	(516,370)	(9,812)	(88,182)	(614,364)
Selling and marketing	(125,815)	(744)	(48,255)	(174,814)
General and administrative	(296,686)	(12,558)	(55,937)	(365,181)
Unallocated corporate expenses	—	—	—	(128,912)

Total operating costs and expenses	(938,871)	(23,114)	(192,374)	(1,283,271)

Gain on disposal of subsidiaries	—	—	3,760	3,760
Operating income	299,701	6,897	21,151	198,837

Segment assets	1,120,580	78,556	411,744	1,610,880
Unallocated corporate assets	—	—	—	743,954

Total assets	1,120,580	78,556	411,744	2,354,834